UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash Flows From Operating Activities:
Net income	$ 27,332	$ 35,899
Less: Net loss from discontinuing operations	(351)	1,057
Net income (loss) from continuing operations	27,683	34,842
Adjustments to reconcile net income to net cash provided
Accretion of discount on loans, held-for-investment	(22,260)	(39,727)
Amortization of premium on loans, held-for-investment	1,545	716
Accretion of discount on mortgage backed securities, at fair value	(158)	(25)
Amortization of premium on mortgage backed securities, at fair value	13	81
Amortization and impairment of servicing rights	6,079	6,439
Capitalization of originated mortgage servicing rights	(2,180)
Accretion of discount and impairment, net, on liability under participation agreements	(27)	(328)
Amortization of guaranteed loan financing	10,701	2,635
Amortization of deferred financing costs	4,048	6,837
Provision for loan losses	4,689	15,859
Charge off of real estate acquired in settlement of loans	912	680
Purchase of trading securities, at fair value		(3,764)
Increase (decrease) in repair and denial reserve	(1,222)	(5,227)
Purchase of short term investments	(749,805)	(1,000,000)
Proceeds from sale of short term investments	749,995	1,000,000
Proceeds from sale of trading securities		398
Net settlement of derivative instruments	(1,428)	(2,510)
Origination of loans, held for sale, at fair value	(200,574)
Proceeds from disposition and principal payment of loans, held for sale, at fair value	192,854
Realized (gains) losses	(3,720)	(2,368)
Unrealized (gains) losses	(5,800)	(2,855)
Net changes in operating assets and liabilities
Receivable from related parties	2	1,934
Receivable from third parties	801	(7)
Other assets	(7,717)	(4,321)
Liability under subservicing agreements	(1,251)	(158)
Accrued salaries, wages and commissions	(1,564)	(768)
Payable to related parties	769	402
Accounts payable and other accrued liabilities	8,570	4,464
Net cash provided by (used in) operating activities	13,561	(4,243)
Net cash (used in) provided by operating activities of discontinued operations	(3,190)	290
Cash Flow From Investing Activities:
Origination of loans, held at fair value	(88,272)	(268,067)
Purchase of loans, held-for-investment	(89,011)	(119,836)
Origination of loans, held-for-investment	(126,932)	(27,672)
Purchase of mortgage backed securities, at fair value	(17,388)	(62,666)
Payment of liability under participation agreements	(1,155)	(2,334)
Proceeds from disposition and principal payment of loans, held at fair value	1,434	85,942
Proceeds from disposition and principal payment of loans, held-for-investment	328,572	268,650
Proceeds from sale and principal payment of mortgage backed securities, at fair value	197,147	14,837
Proceeds from sale of real estate	4,724	4,998
Proceeds from liabilities under participation agreements		140
Proceeds from sale of intangible assets		2,500
(Increase)/decrease in restricted cash	(720)	(11,244)
Net cash provided by (used in) investing activities	208,399	(114,752)
Net cash provided by (used in) investing activities of discontinued operations		(1,060)
Cash Flows From Financing Activities:
Proceeds from borrowings under credit facilities	102,222	17,933
Proceeds from borrowings under repurchase agreements	4,092,266	7,579,603
Proceeds from promissory note payable	9,164
Payment of borrowings under credit facilities	(49,528)	(112,150)
Payment of borrowings under repurchase agreements	(4,154,630)	(7,438,371)
Payment of guaranteed loan financing	(94,471)	(56,257)
Payment of promissory note payable	(124)
Payment of deferred financing costs	(1,050)	(4,279)
Dividend payments on preferred stock	(8)
Dividend payments on common stock	(36,756)	(26,256)
Payment of offering costs		(121)
Net cash provided by (used in) financing activities	(221,881)	142,296
Net increase (decrease) in cash and cash equivalents	(3,111)	22,531
Cash and cash equivalents at beginning of period	41,569	56,740
Cash and cash equivalents at end of period	38,458	79,271
Supplemental disclosure of operating cash flow
Cash paid for interest	38,667	4,298
Cash paid for taxes	5,918	665
Supplemental disclosure of non-cash investing activities
Loans and borrowings brought on books as a result of the ReadyCap Lending Small Business Trust 2015-1 securitization		474,198
Supplemental disclosure of non-cash financing activities
Dividend reinvestment in common stock	1,807	3,504
Dividend reinvestment in operating partnership units	359	1,152
VIEs
Adjustments to reconcile net income to net cash provided
Accretion of discount on securitized debt obligations of consolidated VIE's	152	76
Provision for loan losses	1,966	1,597
Realized (gains) losses	65	85
Net changes in operating assets and liabilities
Accrued interest	305	(260)
Due from servicers	(2,613)	19,131
Cash Flows From Financing Activities:
Proceeds from issuance of securitized debt obligations of consolidated VIEs		217,787
Payments of securitized debt obligations of consolidated VIEs	(88,966)	(35,593)
Cash and cash equivalents at beginning of period	26
Cash and cash equivalents at end of period	77
Sutherland
Net changes in operating assets and liabilities
Accrued interest	221	2,889
Due from servicers	(685)	$ (1,046)
Cash Flows From Financing Activities:
Cash and cash equivalents at beginning of period	41,569
Cash and cash equivalents at end of period	$ 38,458